Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		$ 14,584,524
Amortization	$ 24,011	478,988	$ 543,372	$ 2,643,326
Balance at the end of period	$ 1,141,718	22,775,784	14,584,524
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		1,753,243
Balance at the end of period		1,340,624	1,753,243
Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		6,767,163	6,646,620
Additions		403,586	230,703
Disposals		(667,152)
Effects of foreign exchange		150,808	(110,160)
Balance at the end of period		6,654,405	6,767,163	6,646,620
Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		(5,013,920)	(4,615,307)
Disposals		271,034
Amortization		(478,988)	(457,031)
Effects of foreign exchange		(91,907)	58,418
Balance at the end of period		(5,313,781)	(5,013,920)	(4,615,307)
Licencse [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		347,183
Balance at the end of period		$ 293,191	$ 347,183
Useful lives	1 to 3 years	1 to 3 years	1 to 3 years
Licencse [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		$ 4,579,486	$ 4,391,069
Additions		375,801	201,853
Disposals		(139,663)
Effects of foreign exchange		56,067	(13,436)
Balance at the end of period		4,885,305	4,579,486	4,391,069
Licencse [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		(4,232,303)	(3,871,442)
Disposals		138,099
Amortization		(441,229)	(386,414)
Effects of foreign exchange		(56,681)	25,553
Balance at the end of period		(4,592,114)	(4,232,303)	(3,871,442)
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		1,406,060
Balance at the end of period		$ 1,047,433	$ 1,406,060
Useful lives	Up to 36 years	Up to 36 years	Up to 36 years
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		$ 2,187,677	$ 2,255,551
Additions		27,785	28,850
Disposals		(527,489)
Effects of foreign exchange		94,741	(96,724)
Balance at the end of period		1,769,100	2,187,677	2,255,551
Exploration expenses, evaluation of assets and concessoins [member] | Other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of period		(781,617)	(743,865)
Disposals		132,935
Amortization		(37,759)	(70,617)
Effects of foreign exchange		(35,226)	32,865
Balance at the end of period		$ (721,667)	$ (781,617)	$ (743,865)